UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   July 24, 2007


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   101

Form 13F Information Table Value Total:   $47262



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Instl. Money Mkt. Fd MFUND            300250602      267 267000.000SH      SOLE               267000.000
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      321    12675 SH       SOLE                    12675
Genl. Mills Pfd.               PFD              524908563      301    11115 SH       SOLE                    11115
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      230     9625 SH       SOLE                     9625
1st Commonwealth Finl          COM              319829107      456    41755 SH       SOLE                    41755
3M Company                     COM              88579Y101      593     6835 SH       SOLE                     6835
A.J. Gallagher                 COM              363576109      212     7600 SH       SOLE                     7600
AT&T                           COM              00206R102      250     6035 SH       SOLE                     6035
Amer. Finl. Realty Tr.         COM              02607P305      309    29935 SH       SOLE                    29935
American Intl. Group           COM              026874107      617     8808 SH       SOLE                     8808
Amgen Inc.                     COM              031162100      935    16905 SH       SOLE                    16905
Anheuser-Busch Cos.            COM              035229103      697    13360 SH       SOLE                    13360
Argon ST, Inc.                 COM              040149106      279    12030 SH       SOLE                    12030
Auto. Data Processing          COM              053015103      699    14423 SH       SOLE                    14423
Avon Products Inc.             COM              054303102      813    22110 SH       SOLE                    22110
BHP Billiton Ltd.              COM              088606108      679    11370 SH       SOLE                    11370
Bank of America                COM              060505104      682    13944 SH       SOLE                    13944
Brady Corp., Cl. A             COM              104674106      211     5680 SH       SOLE                     5680
CB Richard Ellis Group         COM              12497T101      392    10740 SH       SOLE                    10740
CVS Caremark Corp.             COM              126650100      546    14987 SH       SOLE                    14987
Cadbury Schweppes              COM              127209302      694    12790 SH       SOLE                    12790
Caterpillar                    COM              149123101      432     5520 SH       SOLE                     5520
Ceradyne Inc.                  COM              156710105      209     2830 SH       SOLE                     2830
Chevron Corp.                  COM              166764100      229     2720 SH       SOLE                     2720
Citigroup, Inc.                COM              172967101      402     7843 SH       SOLE                     7843
Citizens Communications        COM              17453B101      432    28295 SH       SOLE                    28295
Colgate-Palmolive Co.          COM              194162103      578     8920 SH       SOLE                     8920
Compass Minerals Intl.         COM              20451N101      419    12085 SH       SOLE                    12085
ConocoPhillips                 COM              20825C104      604     7699 SH       SOLE                     7699
Diebold Inc.                   COM              253651103      718    13760 SH       SOLE                    13760
DuPont (E.I.)                  COM              263534109      642    12622 SH       SOLE                    12622
Duke Energy (Hldg. Co.)        COM              26441C105      376    20552 SH       SOLE                    20552
EMCOR Group Inc.               COM              29084Q100      443     6075 SH       SOLE                     6075
Eli Lilly                      COM              532457108      291     5210 SH       SOLE                     5210
Entercom Communications        COM              293639100      326    13100 SH       SOLE                    13100
Exxon Mobil Corp.              COM              30231G102     1912    22791 SH       SOLE                    22791
Fifth Third Bancorp            COM              316773100      551    13861 SH       SOLE                    13861
First Cash Finl. Svcs.         COM              31942D107      246    10480 SH       SOLE                    10480
Gatehouse Media                COM              367348109      351    18905 SH       SOLE                    18905
General Electric               COM              369604103      725    18945 SH       SOLE                    18945
GlaxoSmithkline ADS            COM              37733W105      203     3875 SH       SOLE                     3875
Graco Inc.                     COM              384109104      215     5329 SH       SOLE                     5329
Gruma S.A. de C.V. ADR         COM              400131306      249    18735 SH       SOLE                    18735
Harsco Corp.                   COM              415864107      237     4560 SH       SOLE                     4560
Helen of Troy, Ltd.            COM              G4388N106      248     9190 SH       SOLE                     9190
Herley Industries              COM              427398102      305    18655 SH       SOLE                    18655
Home Depot Inc.                COM              437076102      357     9073 SH       SOLE                     9073
II-VI Inc.                     COM              902104108      277    10180 SH       SOLE                    10180
Int'l Business Machines        COM              459200101      221     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      381    16041 SH       SOLE                    16041
James River Coal Co.           COM              470355207      180    13860 SH       SOLE                    13860
Johnson & Johnson              COM              478160104     1220    19799 SH       SOLE                    19799
Kimberly-Clark                 COM              494368103      231     3450 SH       SOLE                     3450
Kinder Morgan Mgmt             COM              49455U100      350     6741 SH       SOLE                     6741
Lexmark Intl.                  COM              529771107      518    10510 SH       SOLE                    10510
Mattel Inc.                    COM              577081102      564    22320 SH       SOLE                    22320
Medtronic Inc.                 COM              585055106      614    11845 SH       SOLE                    11845
Met-Pro Corp.                  COM              590876306      245    15572 SH       SOLE                    15572
Microsoft Corp.                COM              594918104     1243    42177 SH       SOLE                    42177
Moog, Inc., Cl. A              COM              615394202      280     6355 SH       SOLE                     6355
NY Cmnty Bancorp               COM              649445103      375    22010 SH       SOLE                    22010
Nabors Industries              COM              G6359F103      497    14903 SH       SOLE                    14903
Natl. Penn Bancshares          COM              637138108      329    19712 SH       SOLE                    19712
Nautilus, Inc.                 COM              63910B102      180    14950 SH       SOLE                    14950
NetGear                        COM              64111Q104      346     9550 SH       SOLE                     9550
Newell Rubbermaid              COM              651229106      221     7505 SH       SOLE                     7505
Novartis AG                    COM              66987V109      595    10605 SH       SOLE                    10605
OSI Systems Inc.               COM              671044105      312    11420 SH       SOLE                    11420
Pepco Hldgs Inc.               COM              713291102      258     9150 SH       SOLE                     9150
PepsiCo Inc.                   COM              713448108      756    11659 SH       SOLE                    11659
Pfizer Inc.                    COM              717081103      800    31298 SH       SOLE                    31298
Pitney Bowes Inc.              COM              724479100      275     5870 SH       SOLE                     5870
Procter & Gamble               COM              742718109      786    12845 SH       SOLE                    12845
QUALCOMM Inc.                  COM              747525103      336     7750 SH       SOLE                     7750
RGC Resources                  COM              74955L103      254     9139 SH       SOLE                     9139
Raven Industries               COM              754212108      294     8220 SH       SOLE                     8220
Reddy Ice Hldgs.               COM              75734R105      408    14300 SH       SOLE                    14300
Regal Entertainment            COM              758766109      612    27915 SH       SOLE                    27915
SAIC, Inc.                     COM              78390x101      661    36570 SH       SOLE                    36570
Simon Property Group           COM              828806109      345     3704 SH       SOLE                     3704
Sony Corp.                     COM              835699307      477     9288 SH       SOLE                     9288
Spectra Energy                 COM              847560109      807    31070 SH       SOLE                    31070
Sprint Nextel                  COM              852061100      717    34605 SH       SOLE                    34605
Standard Register              COM              853887107      308    26990 SH       SOLE                    26990
TechTeam Global                COM              878311109      222    18415 SH       SOLE                    18415
Telecom New Zealand            COM              879278208      432    15463 SH       SOLE                    15463
TrustCo Bank                   COM              898349105      379    38335 SH       SOLE                    38335
UST Inc.                       COM              902911106      362     6735 SH       SOLE                     6735
Unilever N.V.                  COM              904784709      245     7888 SH       SOLE                     7888
United Industrial              COM              910671106      429     7145 SH       SOLE                     7145
United Technologies            COM              913017109      707     9969 SH       SOLE                     9969
Verizon Communications         COM              92343V104     1128    27395 SH       SOLE                    27395
Vornado Realty Trust           COM              929042109      406     3695 SH       SOLE                     3695
Wachovia Corp.                 COM              929903102      504     9836 SH       SOLE                     9836
Wal-Mart Stores                COM              931142103      678    14100 SH       SOLE                    14100
Wells Fargo & Co.              COM              949746101      525    14926 SH       SOLE                    14926
Western Union                  COM              959802109      582    27955 SH       SOLE                    27955
Wyeth                          COM              983024100      634    11051 SH       SOLE                    11051
iShr MSCI EAFE                 COM              464287465      284     3520 SH       SOLE                     3520
iShr MSCI Emerging Mkts        COM              464287234      313     2380 SH       SOLE                     2380
iShr MSCI Pacific Ex Japan     COM              464286665      278     1900 SH       SOLE                     1900